Summary of Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of Changes in Accounting Policy Regarding Pension and Other Postretirement Benefits
The retrospective effect of the change in accounting policy for pension and other postretirement benefits to the consolidated statements of operations is as follows:

	Year Ended December 31, 2012
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions, except per share data)
Cost of sales	(5,226)	(11)	(5,237)
Gross profit	1,192	(11)	1,181
Selling, general and administrative expenses	(507)	(323)	(830)
Research and development expenses	(102)	(2)	(104)
Operating profit (loss)	511	(336)	175
Earnings (loss) from continuing operations before tax	657	(336)	321
Income tax (provision) benefit	(48)	103	55
Earnings (loss) from continuing operations	609	(233)	376
Net earnings (loss)	605	(233)	372
Net earnings (loss) attributable to Celanese Corporation	605	(233)	372
Net earnings (loss) available to common stockholders	605	(233)	372
Earnings (loss) per common share - basic
Continuing operations	3.84	(1.47)	2.37
Discontinued operations	(0.02)	—	(0.02)
Net earnings (loss) - basic	3.82	(1.47)	2.35
Earnings (loss) per common share - diluted
Continuing operations	3.81	(1.46)	2.35
Discontinued operations	(0.02)	—	(0.02)
Net earnings (loss) - diluted	3.79	(1.46)	2.33

	Year Ended December 31, 2011
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions, except per share data)
Cost of sales	(5,329)	(17)	(5,346)
Gross profit	1,434	(17)	1,417
Selling, general and administrative expenses	(536)	(269)	(805)
Research and development expenses	(96)	(2)	(98)
Operating profit (loss)	690	(288)	402
Earnings (loss) from continuing operations before tax	755	(288)	467
Income tax (provision) benefit	(149)	108	(41)
Earnings (loss) from continuing operations	606	(180)	426
Net earnings (loss)	607	(180)	427
Net earnings (loss) attributable to Celanese Corporation	607	(180)	427
Net earnings (loss) available to common stockholders	607	(180)	427
Earnings (loss) per common share - basic
Continuing operations	3.88	(1.16)	2.72
Discontinued operations	0.01	—	0.01
Net earnings (loss) - basic	3.89	(1.16)	2.73
Earnings (loss) per common share - diluted
Continuing operations	3.81	(1.13)	2.68
Discontinued operations	0.01	—	0.01
Net earnings (loss) - diluted	3.82	(1.13)	2.69

	Year Ended December 31, 2010
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions, except per share data)
Cost of sales	(4,738)	(12)	(4,750)
Gross profit	1,180	(12)	1,168
Selling, general and administrative expenses	(505)	(93)	(598)
Research and development expenses	(70)	—	(70)
Operating profit (loss)	503	(105)	398
Earnings (loss) from continuing operations before tax	538	(105)	433
Income tax (provision) benefit	(112)	40	(72)
Earnings (loss) from continuing operations	426	(65)	361
Net earnings (loss)	377	(65)	312
Net earnings (loss) attributable to Celanese Corporation	377	(65)	312
Net earnings (loss) available to common stockholders	374	(65)	309
Earnings (loss) per common share - basic
Continuing operations	2.73	(0.42)	2.31
Discontinued operations	(0.31)	—	(0.31)
Net earnings (loss) - basic	2.42	(0.42)	2.00
Earnings (loss) per common share - diluted
Continuing operations	2.69	(0.41)	2.28
Discontinued operations	(0.31)	—	(0.31)
Net earnings (loss) - diluted	2.38	(0.41)	1.97
The retrospective effect of the change in accounting policy for pension and other postretirement benefits to the consolidated statements of comprehensive income (loss) is as follows:

	Year Ended December 31, 2012
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Net earnings (loss)	605	(233)	372
Pension and postretirement benefits	(244)	233	(11)
Total other comprehensive income (loss), net of tax	(232)	233	1

	Year Ended December 31, 2011
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Net earnings (loss)	607	(180)	427
Pension and postretirement benefits	(180)	180	—
Total other comprehensive income (loss), net of tax	(180)	180	—

	Year Ended December 31, 2010
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Net earnings (loss)	377	(65)	312
Pension and postretirement benefits	(63)	65	2
Total other comprehensive income (loss), net of tax	(10)	65	55
The retrospective effect of the change in accounting policy for pension and other postretirement benefits to the consolidated balance sheets is as follows:

	As of December 31, 2012
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Retained earnings	2,986	(993)	1,993
Accumulated other comprehensive income (loss), net	(1,082)	993	(89)

	As of December 31, 2011
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Retained earnings	2,424	(760)	1,664
Accumulated other comprehensive income (loss), net	(850)	760	(90)
The retrospective effect of the change in accounting policy for pension and other postretirement benefits to the consolidated statements of equity is as follows:

	2012
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Retained earnings as of the beginning of the period	2,424	(760)	1,664
Net earnings (loss) attributable to Celanese Corporation	605	(233)	372
Retained earnings as of the end of the period	2,986	(993)	1,993
Accumulated other comprehensive income (loss), net as of the beginning of the period	(850)	760	(90)
Other comprehensive income (loss), net of tax	(232)	233	1
Accumulated other comprehensive income (loss), net as of the end of the period	(1,082)	993	(89)

	2011
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Retained earnings as of the beginning of the period	1,851	(580)	1,271
Net earnings (loss) attributable to Celanese Corporation	607	(180)	427
Retained earnings as of the end of the period	2,424	(760)	1,664
Accumulated other comprehensive income (loss), net as of the beginning of the period	(670)	580	(90)
Other comprehensive income (loss), net of tax	(180)	180	—
Accumulated other comprehensive income (loss), net as of the end of the period	(850)	760	(90)

	2010
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Retained earnings as of the beginning of the period	1,505	(515)	990
Net earnings (loss) attributable to Celanese Corporation	377	(65)	312
Retained earnings as of the end of the period	1,851	(580)	1,271
Accumulated other comprehensive income (loss), net as of the beginning of the period	(660)	515	(145)
Other comprehensive income (loss), net of tax	(10)	65	55
Accumulated other comprehensive income (loss), net as of the end of the period	(670)	580	(90)
The retrospective effect of the change in accounting policy for pension and other postretirement benefits to the consolidated statements of cash flows is as follows:

	Year Ended December 31, 2012
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Net earnings (loss)	605	(233)	372
Pension and postretirement benefit expense	—	9	9
Pension and postretirement contributions	—	(288)	(288)
Actuarial (gain) loss on pension and postretirement plans	—	389	389
Deferred income taxes, net	(73)	(102)	(175)
Other liabilities	(249)	225	(24)

	Year Ended December 31, 2011
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Net earnings (loss)	607	(180)	427
Pension and postretirement benefit expense	—	30	30
Pension and postretirement contributions	—	(209)	(209)
Actuarial (gain) loss on pension and postretirement plans	—	306	306
Deferred income taxes, net	93	(108)	(15)
Other liabilities	(262)	161	(101)

	Year Ended December 31, 2010
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Net earnings (loss)	377	(65)	312
Pension and postretirement benefit expense	—	59	59
Pension and postretirement contributions	—	(81)	(81)
Actuarial (gain) loss on pension and postretirement plans	—	84	84
Deferred income taxes, net	15	(39)	(24)
Other liabilities	(102)	42	(60)
The retrospective effect of the change in accounting policy for pension and other postretirement benefits to the business segment financial information (Note 25) is as follows:

	Year Ended December 31, 2012
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Operating Profit (Loss)
Advanced Engineered Materials	86	9	95
Consumer Specialties	244	7	251
Industrial Specialties	82	4	86
Acetyl Intermediates	263	6	269
Other Activities	(164)	(362)	(526)
Total	511	(336)	175

	Year Ended December 31, 2011
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Operating Profit (Loss)
Advanced Engineered Materials	76	3	79
Consumer Specialties	227	2	229
Industrial Specialties	100	2	102
Acetyl Intermediates	459	(1)	458
Other Activities	(172)	(294)	(466)
Total	690	(288)	402

	Year Ended December 31, 2010
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Operating Profit (Loss)
Advanced Engineered Materials	186	(4)	182
Consumer Specialties	164	(1)	163
Industrial Specialties	89	—	89
Acetyl Intermediates	243	(6)	237
Other Activities	(179)	(94)	(273)
Total	503	(105)	398

Schedule of Estimated Useful Lives of Depreciable Assets
Depreciation is calculated on a straight-line basis over the following estimated useful lives of depreciable assets:

Land improvements	20 years
Buildings and improvements	30 years
Machinery and equipment	20 years
Leasehold improvements are amortized over 10 years or the remaining life of the respective lease, whichever is shorter.